Consolidated Statements of Profit or Loss and Other Comprehensive Income € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 USD ($) $ / shares shares	[1]	Dec. 31, 2023 USD ($) $ / shares shares	[1]	Dec. 31, 2023 EUR (€) shares
Profit or loss [abstract]
Revenue	$ 2,231,000		$ 1,835,000		$ 1,555,000
Direct and marketing expenses	(1,565,000)		(1,374,000)		(1,231,000)
General and administrative expenses	(176,000)		(175,000)		(159,000)
Depreciation and amortization expense	(74,000)		(84,000)		(89,000)
Impairment of assets	(68,000)		(40,000)		(39,000)
Gain on disposal of business	0		44,000	[2]	0	[2]
Other operating income	9,000		7,000		7,000
Finance income	11,000		11,000		10,000
Finance expense	(11,000)		(7,000)		(3,000)
Change in fair value of options	0		(14,000)		(31,000)
Share of post-tax profit of equity accounted investments	(1,000)		1,000		0
Profit before taxation	356,000		204,000		20,000
Income tax expense	(138,000)		(81,000)		(28,000)
Profit/(loss) for the period	218,400		122,800	[2],[3]	(8,100)	[2],[3]
Profit/(loss) for the period attributable to:
Owners of the parent	217,000		123,000		(10,000)
Non-controlling interest	1,000	€ 0	0		2,000		€ 0
Profit/(loss) for the period	218,400		122,800	[2],[3]	(8,100)	[2],[3]
Other comprehensive income/(loss) that may be reclassified subsequently to profit or loss, net of tax
Foreign currency translation	70,000		(20,000)		15,000
Change in fair value of investment in non-listed equity	0		0		(1,000)
Other comprehensive income/(loss) for the period	70,000		(20,000)	[3]	14,000	[3]
Total comprehensive income for the period	288,000		103,000	[3]	6,000	[3]
Total comprehensive income for the period attributable to:
Owners of the parent	287,000		103,000		4,000
Non-controlling interest	1,000		0		2,000		€ 2,000
Total comprehensive income for the period	$ 288,000		$ 103,000	[3]	$ 6,000	[3]
Weighted average number of ordinary shares, basic (in shares) | shares	505,336,489	505,336,489	501,803,294		498,243,792		498,243,792	[1]
Weighted average shares outstanding, diluted (in shares) | shares	507,843,609	507,843,609	503,697,933		498,243,792		498,243,792	[1]
Earnings/(loss) per share, basic (in dollars per share) | $ / shares	$ 0.4304		$ 0.2448		$ (0.0205)
Earnings/(loss) per share, diluted (in dollars per shares) | $ / shares	$ 0.4283		$ 0.2438		$ (0.0205)

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.
[2]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined under note 2.3 - Change in presentation currency.
[3]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.